UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08993

Prasad Series Trust

(Exact name of registrant as specified in charter)

8000 Town Centre Drive, Suite 400, Broadview Heights, Ohio 44147

 (Address of principal executive offices)

(Zip code)

Rajendra Prasad, 1310 East Ocean Blvd., Unit #1401, Long Beach, CA 90802

(Name and address of agent for service)

Copy to:

Patricia C. Foster, Esq.

Patricia C. Foster, Esq. PLLC

190 Office Park Way, Pittsford, NY  14534

Registrant's telephone number, including area code: (440) 922-0066

Date of fiscal year end: March 31

Date of reporting period: December 31, 2007

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, and 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

	Prasad Growth Fund
	Schedule of Investments
	December 31, 2007 (Unaudited)

Shares		Value

COMMON STOCK - 83.23%

Banks (Foreign) - 3.30%
200	HDFC Bank Ltd. (India)	$ 26,090

Business Service (Advertising) - 3.59%
500	Focus Media Holding Ltd. *	28,405

Business Service (Miscellaneous) - 3.34%
3000	China Direct, Inc. *	26,400

Chemicals (Basic) - 4.56%
2500	Shengdatech, Inc. *	36,125

Chemicals (Fertilizers) - 7.20%
300	Mosaic Co. *	28,302
600	Terra Industries, Inc. *	28,656
		56,958
Drilling Oil & Gas Wells - 3.62%
200	Transocean, Inc. *	28,630

Electronic (Miscellaneous Products) - 3.28%
1000	Harbin Electric, Inc. *	25,940

Energy (Other Sources) - 3.53%
400	JA Solar Holdings Co. Ltd. *	27,924

Farm Machinery & Equipment - 3.44%
400	Agco Corp. *	27,192

Healthcare (Instruments) - 3.36%
600	China Medical Technologies, Inc. *	26,634

Internet (E Commerce) - 3.75%
600	Nasdaq Stock Market, Inc. *	29,694

Internet (Service Provider) - 3.55%
1500	Gigamedia Ltd. *	28,125

Machinery (Construction/Mining) - 3.45%
275	Bucyrus International, Inc.	27,332

Petroleum (Drilling) - 3.80%
300	Atwood Oceanic, Inc. *	30,072

Petroleum (International Integrated) - 3.74%
200	China Petroleum & Chemical Corp.	29,640

Steel (Basic) - 3.68%
300	Mechel Oao	29,142

Semiconductors & Related Devices - 7.68%
1000	Canadian Solar, Inc. *	28,150
1000	Solarfun Power Holdings Co. Ltd. *	32,650
		60,800
Telecommunication (Cellular) - 10.45%
300	China Mobil Ltd.	26,061
1000	Turkcell Iletisim Hizmetleri A S	27,570
700	Vimpel Communications	29,120
		82,751
Transportation (Ship) - 3.91%
400	Dryships, Inc.	30,960

TOTAL FOR COMMON STOCKS (Cost $637,915) - 83.23%		$ 658,814

CLOSED END MUTUAL FUNDS (FOREIGN) - 8.33%
1000	China Fund, Inc.	$ 37,900
450	India Fund, Inc.	28,017
		65,917

TOTAL FOR CLOSED END MUTUAL FUNDS (Cost $68,314) - 8.33%		$ 65,917

CALL OPTIONS - 3.36%

Underlying Security
Expiration Date/Exercise Price

Shares Subject
to Call/Put		Value
	Canadian Solar, Inc.
1,000	April 2008 Call @ 30.00	$ 5,600

	CF Industries Holdings, Inc.
300	May 2008 Call @ 110.00	5,400

	Dryships, Inc.
500	March 2008 Call @ 85.00	4,850

	Nasdaq Stock Market, Inc.
2,000	March 2008 Call @ 50.00	7,400

	Qiao Xing Mobile Communication Co. Ltd.
4,000	March 2008 Call @ 10.00	3,400

	Total (Premiums Paid $31,415) - 3.36%	$ 26,650

SHORT TERM INVESTMENTS - 4.44%
1,741	Fidelity Governmental Fund 57, 4.65% ** (Cost $1,741)	$ 1,741
7,813	First American Government Obligation Fund Class Y 4.08% (Cost $7,813)	7,813
25,571	Short Term Investments Trust 4.10% (Cost $25,571)	25,571
	Total Short Term Investments (Cost $35,125)	35,125

TOTAL INVESTMENTS (Cost $772,769) - 99.36%		$ 786,506

OTHER ASSETS LESS LIABILITIES - 0.64%		5,097

NET ASSETS - 100.00%		$ 791,603

* Non-income producing securities during the period.
** Variable rate security; the rate shown represents the rate as of December 31, 2007

NOTES TO FINANCIAL STATEMENTS
Prasad Growth Fund
1. SECURITY TRANSACTIONS

At December 31, 2007 the net unrealized apreciation on investments, based on cost for federal income tax purposes of $772,769 amounted to $13,737 which consisted of aggregate gross unrealized appreciation of  $28,653 and aggregate gross unrealized depreciation of $14,916.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b)

CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Prasad Series Trust

By /s/Rajendra Prasad

*Rajendra Prasad

Chairman, CEO

Date February 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Rajendra Prasad

*Rajendra Prasad

Chairman, CEO

Date February 27, 2008

* Print the name and title of each signing officer under his or her signature.